Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
July 31, 2020
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
July 31, 2020
(Unaudited)
Shares Value
COMMON STOCKS — 97.9%
Banks — 3.4%
1,712,316 Bank of America Corp. .......... $ 42,602,422
710,322 Citigroup, Inc. ................ 35,523,203
78,125,625
Communication Services — 12.6%
60,090 Alphabet, Inc. - Class C(a) ........ 89,111,067
73,154 Charter Communications, Inc. - Class
A(a) .................... 42,429,320
298,224 Facebook, Inc. - Class A(a) ........ 75,650,482
107,026 Match Group, Inc.(a) ............ 10,991,570
236,620 Sea Ltd. - ADR(a) .............. 28,914,964
541,814 Tencent Holdings Ltd. ........... 37,167,474
284,264,877
Consumer Discretionary — 15.0%
142,890 Advance Auto Parts, Inc. ......... 21,453,504
133,894 Alibaba Group Holding Ltd. - ADR(a) 33,610,072
35,672 Amazon.com, Inc.(a) ............ 112,890,465
83,534 Burlington Stores, Inc.(a) ......... 15,704,392
508,899 Dollarama, Inc. ................ 18,609,036
255,330 Hilton Worldwide Holdings, Inc. ... 19,162,516
108,124 Home Depot, Inc. (The) ......... 28,705,841
52,560 LVMH Moet Hennessy Louis Vuitton
SE ...................... 22,855,425
411,442 NIKE, Inc. - Class B ............ 40,160,854
214,775 Ross Stores, Inc. ............... 19,258,874
183,680 Wyndham Hotels & Resorts, Inc. ... 8,111,309
340,522,288
Consumer Staples — 2.0%
49,974 Ingredion, Inc. ................ 4,322,751
300,885 PepsiCo, Inc. .................. 41,419,829
45,742,580
Diversified Financials — 5.2%
38,447 BlackRock, Inc. ................ 22,107,410
621,080 Blackstone Group, Inc. - Class A (The) 33,091,142
110,139 CME Group, Inc. .............. 18,302,899
179,374 Nasdaq, Inc. .................. 23,553,600
59,457 S&P Global, Inc. ............... 20,824,814
117,879,865
Energy — 1.6%
654,658 ConocoPhillips ................ 24,477,662
115,379 Pioneer Natural Resources Co. ..... 11,182,533
35,660,195
Health Care — 14.0%
65,657 Cooper Cos, Inc. (The) .......... 18,576,335
266,129 Danaher Corp. ................ 54,237,090
275,281 IQVIA Holdings, Inc.(a) ......... 43,601,758
90,339 Laboratory Corp of America
Holdings(a) ............... 17,428,200
102,488 STERIS Plc ................... 16,360,159
40,380 Teleflex, Inc. .................. 15,065,778
129,284 Thermo Fisher Scientific, Inc. ...... 53,517,112
Shares Value
Health Care (continued)
140,183 UnitedHealth Group, Inc. ........ $ 42,444,609
37,984 West Pharmaceutical Services, Inc. .. 10,212,758
292,087 Zoetis, Inc. ................... 44,303,756
315,747,555
Industrials — 10.7%
100,556 Allegion Plc ................... 10,001,300
275,176 AO Smith Corp. ............... 13,246,973
73,933 Cintas Corp. .................. 22,318,155
102,724 Dover Corp. .................. 10,573,381
105,523 Equifax, Inc. .................. 17,153,819
386,434 Fortive Corp. .................. 27,123,802
440,659 IAA, Inc.(a) ................... 19,102,568
67,547 IDEX Corp. .................. 11,133,097
45,705 L3Harris Technologies, Inc. ....... 7,693,523
2,230,612 Rentokil Initial Plc ............. 15,561,577
190,756 Safran SA(a) .................. 20,287,286
308,152 Union Pacific Corp. ............. 53,418,149
73,244 Verisk Analytics, Inc. ............ 13,821,875
241,435,505
Information Technology — 27.1%
44,475 Adobe, Inc.(a) ................. 19,761,132
215,587 Amphenol Corp. - Class A ........ 22,800,481
48,761 ANSYS, Inc.(a) ................ 15,145,167
238,482 Apple, Inc. ................... 101,364,389
122,075 Cabot Microelectronics Corp. ..... 18,399,144
115,149 CDW Corp. .................. 13,386,071
352,838 Fidelity National Information Services,
Inc. ..................... 51,623,728
709,051 Microsoft Corp. ............... 145,362,546
61,680 Nice Ltd. - ADR(a) ............. 12,659,203
185,898 Salesforce.com, Inc.(a) ........... 36,222,225
52,274 ServiceNow , Inc.(a) ............. 22,958,741
119,139 Synopsys, Inc.(a) ............... 23,734,872
344,984 Texas Instruments, Inc. .......... 44,002,709
372,703 Visa, Inc. - Class A ............. 70,962,651
95,050 WEX, Inc.(a) ................. 15,053,068
613,436,127
Insurance — 0.8%
144,971 Chubb Ltd. ................... 18,446,110
Materials — 1.8%
95,300 Air Products & Chemicals, Inc. .... 27,315,839
111,888 AptarGroup, Inc. ............... 12,889,498
40,205,337
Real Estate — 1.5%
127,724 American Tower Corp. REIT ...... 33,385,776
Utilities — 2.2%
345,525 Ameren Corp. ................. 27,724,926

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
July 31, 2020
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Utilities (continued)
149,223 American Water Works Co., Inc. ... $ 21,976,071
49,700,997
Total Common Stocks
(Cost $1,487,072,521)
2,214,552,837
EXCHANGE-TRADED FUNDS — 0.7%
150,930 Health Care Select Sector SPDR Fund 15,927,643
Total Exchange-Traded Funds
(Cost $14,030,667)
15,927,643
INVESTMENT COMPANY — 1.4%
32,558,214 SEI Daily Income Trust Government
II Fund - Class A, 0.07%(b) ... 32,558,214
Total Investment Company
(Cost $32,558,214)
32,558,214
TOTAL INVESTMENTS — 100.0%
(Cost $1,533,661,402)
$ 2,263,038,694
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.0%
12,081
NET ASSETS — 100.0%
$ 2,263,050,775
(a) Non-income producing security.
(b) The rate shown represents the current yield as of July 31, 2020.
ADR — American Depositary Receipt
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Sector (Unaudited)
Sector
Percentage
of Net Assets
Banks ...................................... 3.4%
Communication Services ........................ 12.6
Consumer Discretionary ........................ 15.0
Consumer Staples ............................. 2.0
Diversified Financials ........................... 5.2
Energy ..................................... 1.6
Health Care ................................. 14.0
Industrials ................................... 10.7
Information Technology ........................ 27.1
Insurance ................................... 0.8
Materials .................................... 1.8
Real Estate .................................. 1.5
Utilities ..................................... 2.2
Others* ..................................... 2.1
100.0%
* Includes cash and equivalents, exchange traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.